UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2024

Date of reporting period:	September 30, 2023

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Real Asset Fund
Semiannual Report
September 30, 2023
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 5
Schedule of Investments 15
Financial Highlights (includes performance information) 18
Shareholder Expense Example 20
Supplemental Information 24

Statement of Assets and Liabilities
September 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Real Asset
Fund
(a)
Investment in securities--at cost ............................................................................................................................
$ 147,799
Foreign currency--at cost ....................................................................................................................................
$ 42
Assets
Investment in securities--at value  ............................................................................................................................ $ 148,640
Foreign currency--at value .................................................................................................................................... 42
Cash ........................................................................................................................................................... 81
Receivables:
Dividends and interest ................................................................................................................................... 572
Expense reimbursement from Manager ................................................................................................................. 153
Investment securities sold ............................................................................................................................... 385
Prepaid directors' expenses .................................................................................................................................... 1
Total Assets   149,874
Liabilities
(b)
Accrued management and investment advisory fees .......................................................................................................... 210
Accrued transfer agent fees ................................................................................................................................... 54
Accrued professional fees ..................................................................................................................................... 174
Accrued other expenses ....................................................................................................................................... 10
Payables:
Investment securities purchased ........................................................................................................................ 671
Total Liabilities
1,119
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 148,755
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 144,826
Total distributable earnings (accumulated loss) ...............................................................................................................
3,929
Total Net Assets
$ 148,755
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 828
Shares Issued and Outstanding .......................................................................................................................... 34
Net Asset Value per share ............................................................................................................................... $ 24 .57
(c)
Maximum Offering Price ................................................................................................................................
$ 26 .07
Class Y : Net Assets ............................................................................................................................................ $ 137,281
Shares Issued and Outstanding .......................................................................................................................... 5,519
Net Asset Value per share ...............................................................................................................................
$ 24 .88
Institutional : Net Assets ....................................................................................................................................... $ 10,646
Shares Issued and Outstanding .......................................................................................................................... 432
Net Asset Value per share ...............................................................................................................................
$ 24 .65
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.
(b)
See Note 3 for details of any unfunded commitments.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Six Months ended September 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Real Asset
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 2,775
Withholding tax ............................................................................................................................................ (120)
Interest ...................................................................................................................................................... 173
Total Income 2,828
Expenses:
Management and investment advisory fees ................................................................................................................ 1,331
Distribution f ees - Class A ................................................................................................................................. 1
Registration fees - Class A ................................................................................................................................. 8
Registration fees - Class Y ................................................................................................................................. 8
Registration fees - Institutional ............................................................................................................................ 8
Shareholder meeting expense .............................................................................................................................. 1
Shareholder reports - Class A .............................................................................................................................. 7
Shareholder reports - Institutional ......................................................................................................................... 2
Transfer agent fees - Class A ............................................................................................................................... 29
Transfer agent fees - Class Y ............................................................................................................................... 23
Transfer agent fees - Institutional .......................................................................................................................... 48
Custodian fees .............................................................................................................................................. 11
Directors' expenses ......................................................................................................................................... 3
Professional fees ........................................................................................................................................... 184
Other expenses ............................................................................................................................................. 41
Total Gross Expenses 1,705
Less: Reimbursement from Manager ...................................................................................................................... 562
Less: Reimbursement from Manager - Class A ............................................................................................................ 45
Less: Reimbursement from Manager - Class Y ............................................................................................................ 216
Less: Reimbursement from Manager - Institutional ....................................................................................................... 63
Total Net Expenses 819
Net Investment Income (Loss) 2,009
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 541
Foreign currency transactions .............................................................................................................................. (12)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. (5,737)
Translation of assets and liabilities in foreign currencies .................................................................................................. (1)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (5,209)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,200)
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.

Statement of Changes in Net Assets
(unaudited)

See accompanying notes.
Amounts in thousands Principal Real Asset Fund
(a)
Period Ended
September 30,
2023
Year Ended
March 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,009 $ 4,706
Net realized gain (loss) on investments and foreign currencies ............................................................................. 529 5,403
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(5,738) (15,114)
Net Increase (Decrease) in Net Assets Resulting from Operations (3,200) (5,005)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,625) (11,314)
Total Dividends and Distributions (1,625) (11,314)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(6,150) (12,013)
Total Increase (Decrease) in Net Assets (10,975) (28,332)
Net Assets
Beginning of period ..........................................................................................................................
159,730 188,062
End of period ................................................................................................................................
$ 148,755 $ 159,730
Class A Class Y Institutional
Capital Share Transactions:
Period Ended September 30, 2023
Dollars:
Sold ......................................................................................... $ 98 – $ 609
Reinvested .................................................................................... 3 1,502 3
Redeemed .....................................................................................
– (7,999) (366)
Net Increase (Decrease)
$ 101 $ (6,497) $ 246
Shares:
Sold ......................................................................................... 4 – 24
Reinvested .................................................................................... – 59 –
Redeemed .....................................................................................
– (311) (14)
Net Increase (Decrease)
4 (252) 10
Year Ended March 31, 2023
Dollars:
Sold ......................................................................................... $ 416 – $ 10,422
Reinvested .................................................................................... 24 10,698 21
Redeemed .....................................................................................
– (33,566) (28)
Net Increase (Decrease)
$ 440 $ (22,868) $ 10,415
Shares:
Sold ......................................................................................... 16 – 400
Reinvested .................................................................................... 1 418 1
Redeemed .....................................................................................
– (1,254) (1)
Net Increase (Decrease)
17 (836) 400
Dividends and Distributions to Shareholders:
Period Ended September 30, 2023
From net investment income and net realized gain on investments ............................................. $ (8) $ (1,502) $ (115)
Total Dividends and Distributions
$ (8) $ (1,502) $ (115)
Year Ended March 31, 2023
From net investment income and net realized gain on investments ............................................. $ (43) $ (10,698) $ (573)
Total Dividends and Distributions
$ (43) $ (10,698) $ (573)
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.

Statement of Cash Flows
Six Months Ended September 30, 2023 (unaudited)

See accompanying notes.
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.
Amounts in thousands
Principal Real Asset
Fund
(a)
Cash Flows from Operating Activities:
Net decrease in net assets from operations ................................................................................. $ (3,200)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities ................................................................................... (20,979)
Proceeds from sale of investment securities ............................................................................ 21,406
Net sales or (purchases) of short term securities ......................................................................... 5,063
Net accretion of bond discounts and amortization of premiums .............................................................. 152
Change in unrealized (appreciation) depreciation on investments ............................................................. 5,737
Net realized gain (loss) from investments .............................................................................. (541)
(Increase) decrease in dividends and interest receivable .................................................................... (237)
(Increase) decrease in investment securities sold ......................................................................... 106
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ........................................... (85)
Increase (decrease) in investment securities purchased .................................................................... 430
Net cash  provided by operating activities 7,852
Cash Flows from Financing Activities:
Increase (decrease) in cash overdraft ................................................................................. (9)
Proceeds from shares sold ......................................................................................... 707
Payment on shares redeemed ....................................................................................... (8,365)
Dividends and distributions paid to shareholders ......................................................................... (117)
Net cash  used in financing activities (7,784)
Net increase in cash ............................................................................................. 68
Cash:
Beginning of period ............................................................................................. $ 55
End of period ..................................................................................................
$ 123
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ........................................................................... $ 1,508

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

1. Organization
Principal Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-
diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and Institutional
Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of Trustees (the
“Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded. There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”) (an
affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class A shares and $100,000 for Class Y and Institutional Class shares.
Effective September 1, 2023, the Fund changed its name from Principal Diversified Select Real Asset Fund to Principal Real Asset Fund. In
addition to the name change, the Fund’s diversification classification changed from “diversified” to “non-diversified” with a change to the related fundamental policy.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946,
Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

of the Fund’s net asset values are reflected in the Fund’s net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset values, for example weekends and other customary national U.S. holidays, the Fund’s net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The Fund held securities denominated in foreign currencies that exceeded 5% of net assets as of September 30, 2023 as follows:
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital to the
Fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Distributions from private investment funds are recorded as ordinary income and are included in dividend income on the statement of operations.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, REITs, passive foreign investment companies, partnership investments, and losses deferred due to wash sales. Permanent book
Principal Real Asset Fund
Euro 7 .5%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended September 30, 2023, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. This amount is shown as withholding tax on the statement of operations. In consideration of recent decisions rendered by European court, the Fund may file tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of the reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the “more likely than not” threshold. Any tax reclaims received are included in dividends income on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Fund’s financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.
3. Operating Policies
Borrowings. T he Fund participates in a line of credit with a bank which allows a borrowing commitment amount of up to $15 million. Borrowings may be used for investment purposes, to meet repurchase requests and/or to facilitate the handling of unusual or unanticipated short-term cash requirements. The Fund will pledge securities as collateral for borrowing on the line of credit and maintain an aggregate collateral value not less than the outstanding borrowing amount at all times. Interest is charged at an annual rate equal to the Overnight Bank Funding Rate (“OBFR”)
plus 0.90%. Additionally, a commitment fee is charged at an annual rate of 0.40% on any day when the outstanding borrowing amount is less than 90% of the borrowing commitment amount. The interest expense and commitment fee associated with these borrowings is included in other expenses on the statement of operations. There were no outstanding borrowings as of September 30, 2023 . During the period ended September
30, 2023 , the Fund did not borrow against the line of credit.
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary . Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period  ended September 30, 2023 , the Fund did not engage in cross trades.
Foreign Currency Contracts. The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing the Fund's investment objectives. The Fund may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. The Fund enters into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the
Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Private Investments in Public Equity. The Fund may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Fund may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Fund is obligated to fund these commitments when the contingencies are met and therefore, the Fund must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. Commitments are typically categorized as
Level 2 within the disclosure hierarchy. As of September 30, 2023 , the Fund had no unfunded commitments in connection with PIPEs.
Private and Other Underlying Funds. The Fund may invest in private investment funds and other publicly traded investment funds. The shares of publicly traded investment funds and private investment funds are collectively referred to as the “Underlying Funds”. The Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations and financial highlights of the Fund do not include any expenses associated with the
Underlying Funds.
Private investment funds are not registered as investment companies under the 1940 Act and therefore the Fund will not be able to avail itself of the protection of the 1940 Act with respect to such private investment funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-
dealings by the institutional asset managers, and leverage limitations. Due to the inherent uncertainty and subjectivity of determining the value of investments in private investment funds, upon disposition the amounts realized may differ significantly had readily available market values existed on such investments. The Fund will hold liquid assets while it waits for such Underlying Funds to call capital, which may negatively impact its performance.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate (or such successor if no longer available).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable.
As of September 30, 2023, the Fund had no unfunded commitments relating to senior floating rate interests.
The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds, which are not marked to market daily. These unfunded commitments are typically made for a specified amount of capital and may be called at the discretion of the general partner of the private investment fund pursuant to its limited partnership agreement. As of September 30, 2023, the Fund had unfunded commitments relating to potential future investments, as follows (amounts in thousands):
*Unfunded commitments approximate their fair values.
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, net asset value and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-
tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. Private investment funds valued at net asset value are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
Private Investment Fund Unfunded Commitment
ACIP Parallel Fund A, LP $ 897
IFM Net Zero Infrastructure Fund (USD) B, SCSp 6,000
3. Operating Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments.
5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets (“aggregate net assets”) of the Fund. The management and investment advisory fees schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has contractually agreed to waive 0.82% of the Fund’s management and investment advisory fees effective August 1, 2023. Prior to
August 1, 2023, the contractual fee waiver was 0.67%. It is expected that the fee waiver will continue through the period ending July 31, 2024;
however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Bonds* $ — $ 4,871 $ — $ 4,871
Common Stocks
Basic Materials — — — —
Consumer, Non-cyclical 384 1,090 — 1,474
Energy 2,055 700 — 2,755
Financial 11,438 5,805 — 17,243
Industrial 485 1,052 — 1,537
Utilities 5,447 6,581 — 12,028
Convertible Preferred Stocks* 59 — — 59
Investment Companies* 13,185 — — 13,185
Preferred Stocks* 387 — — 387
Total $ 33,440 $ 20,099 $ — $ 53,539
Investments Using NAV as practical expedient
Private Investment Funds 95,1 01
Total investments in securities $ — $ — $ — $ 148,6 40
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to
Manager on the statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2024, the contractual expiration date; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
The operating expense limits are as follows:
*Prior to August 1, 2023, the contractual expense limit was 1.54%.
**Prior to August 1, 2023, the contractual expense limit was 1.04%.
^Prior to August 1, 2023, the contractual expense limit was 1.24%.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the period ended September 30, 2023, the Fund’s CCO expenses were less than $500.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the period ended September 30, 2023, sales charges retained by the Distributor were as follows:
Affiliated Ownership . As of September 30, 2023, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the year ended September 30, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June, September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
Share Class Operating Expense Limit Expiration
Class A
1.39%* July 31, 2024
Class Y
0.89** % July 31, 2024
Institutional 1.09^ %
July 31, 2024
Class A
Principal Real Asset Fund $ 1
Class A Class Y Institutional
Principal Real Asset Fund 12 5,519 12
Purchases Sales
Principal Real Asset Fund $ 20,979 $ 21,406
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the period ended September 30, 2023, shares of the Fund were repurchased during the repurchase offer windows as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the period ended September 30, 2023 and year ended
March 31, 2023, were as follows (amounts in thousands):
*The Fund designates these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate, or a 0-percent rate, depending on the shareholder’s taxable income).
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2023, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2023 , the Fund had no capital loss carryforwards. For the year ended March 31, 2023 , the Fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of March 31, 2023 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended March 31, 2023, the Fund recorded reclassifications as follows (amounts in thousands):
Repurchase Offer #1 Repurchase Offer #2
Commencement Date
March 28, 2023 June 27, 2023
Repurchase Request Deadline
April 27, 2023 July 27, 2023
Repurchase Pricing Date
April 27, 2023 July 27, 2023
Amount Repurchased
$ 102 $ 8,264
Shares Repurchased
4 322
Ordinary Income
Long-Term
Capital Gain
September 30,
2023
March 31,
2023
September 30,
2023
March 31,
2023*
Principal Real Asset Fund $ 1,625 $ 2,965 $ — $ 8,349
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal Real Asset Fund $ — $ 777 $ — $ 7,977 $ — $ 8,754
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Real Asset Fund $ (665) $ 665
7. Repurchase Offers (continued)

Notes to Financial Statements
Principal Real Asset Fund
September 30, 2023 (unaudited)

Federal Income Tax Basis. As of September 30, 2023 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. The Fund completed a quarterly repurchase offer on October 26, 2023 which resulted in
276,000 shares being repurchased for $6,797,000. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Real Asset Fund $ 11,916 $ (9,676) $ 2,240 $ 146,400
8. Federal Tax Information (continued)

Glossary to the Schedule of Investments
September 30, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Schedule of Investments
Principal Real Asset Fund
September 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .86 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .59%
iShares North American Natural Resources ETF 105,325 $ 4,381
SPDR S&P Global Natural Resources ETF 124,017 6,910
$ 11,291
Money Market Funds - 1 .27%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.26%
(a)
1,893,712 1,894
TOTAL INVESTMENT COMPANIES $ 13,185
PRIVATE INVESTMENT FUNDS - 63 .93 % Shares Held Value (000's)
Agriculture - 19 .60%
Ceres Farmland Holdings, LP
(b),(c)
N/A $ 10,549
Hancock Timberland and Farmland Fund, LP
(c)
N/A 12,913
UBS AgriVest Farmland Fund
(c)
N/A 5,701
$ 29,163
Energy - Alternate Sources - 12 .64%
ACIP Parallel Fund A, LP
(c)
N/A 4,428
Brookfield Super-Core Infrastructure Partners Fund,
LP
(c)
N/A 8,430
CBRE Caledon Global Infrastructure Fund
(International), LP
(c)
N/A 5,945
$ 18,803
Forest Products & Paper - 5 .68%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(c)
N/A 8,444
Private Equity - 10 .85%
GDIF US Hedged Feeder Fund, LP
(c)
N/A 6,527
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b),(c)
N/A 9,617
$ 16,144
Real Estate - 15 .16%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(c)
N/A 4,003
FDR PELF SCA, SICAV-RAIF
(c)
N/A 5,697
PGIM Real Estate US Debt Fund, LP
(c)
N/A 5,231
UBS Trumbull Property Growth & Income Fund
(c)
N/A 7,616
$ 22,547
TOTAL PRIVATE INVESTMENT FUNDS $ 95,101
COMMON STOCKS - 23 .55 % Shares Held Value (000's)
Commercial Services - 0 .93%
Atlas Arteria Ltd 137,311 $ 486
CCR SA 116,757 301
Transurban Group 74,266 604
$ 1,391
Diversified Financial Services - 0 .03%
RAM Essential Services Property Fund 106,090 46
Electric - 6 .30%
Brookfield Renewable Corp 14,183 340
Constellation Energy Corp 3,261 356
CPFL Energia SA 39,088 263
Edison International 12,480 790
EDP - Energias de Portugal SA 234,345 973
Enel SpA 134,956 828
Entergy Corp 7,191 665
Iberdrola SA 35,344 395
National Grid PLC 73,768 882
NextEra Energy Inc 12,188 698
OGE Energy Corp 21,905 730
Public Service Enterprise Group Inc 14,037 799
Redeia Corp SA 24,993 393
Southern Co/The 12,455 806
SSE PLC 22,901 449
$ 9,367
Energy - Alternate Sources - 0 .31%
NextEra Energy Partners LP 15,766 468
Engineering & Construction - 0 .35%
Ferrovial SE 16,960 518
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 1 .11%
China Resources Gas Group Ltd 120,658 $ 353
Enagas SA 22,429 371
Italgas SpA 43,149 221
Snam SpA 151,576 711
$ 1,656
Healthcare - Services - 0 .06%
Chartwell Retirement Residences 10,900 83
Iron & Steel - 0 .00%
Novolipetsk Steel PJSC
(b)
36,800 —
Severstal PAO
(b)
4,878 —
$ —
Mining - 0 .00%
Polyus PJSC 407 —
Pipelines - 1 .54%
APA Group 131,644 700
Enbridge Inc 5,812 193
Gibson Energy Inc 28,695 411
Pembina Pipeline Corp 19,517 587
TC Energy Corp 11,525 396
$ 2,287
Private Equity - 0 .10%
CapitaLand Investment Ltd/Singapore 63,400 143
Real Estate - 0 .92%
Castellum AB 7,035 71
Mitsui Fudosan Co Ltd 15,900 350
Qualitas Ltd 94,959 140
Sumitomo Realty & Development Co Ltd 14,000 363
Sun Hung Kai Properties Ltd 15,000 160
Vonovia SE 9,119 219
Wihlborgs Fastigheter AB 8,604 60
$ 1,363
REITs - 10 .55%
Activia Properties Inc 39 108
AIMS APAC REIT 121,400 115
Alexandria Real Estate Equities Inc 2,639 264
American Homes 4 Rent 10,159 342
American Tower Corp 4,534 745
Arena REIT 18,497 40
AvalonBay Communities Inc 374 64
Big Yellow Group PLC 20,141 229
Broadstone Net Lease Inc 22,940 328
CapitaLand Integrated Commercial Trust 91,633 124
Centuria Industrial REIT 51,756 99
CRE Logistics REIT Inc 78 86
Cromwell European Real Estate Investment Trust 39,600 54
Crown Castle Inc 7,245 667
CubeSmart 4,639 177
Daiwa House REIT Investment Corp 107 189
Digital Core REIT Management Pte Ltd 135,100 71
Digital Realty Trust Inc 6,929 838
Dream Industrial Real Estate Investment Trust 20,400 193
Equinix Inc 597 434
ESR Kendall Square REIT Co Ltd 21,914 61
ESR-LOGOS REIT 298,388 61
Extra Space Storage Inc 5,387 655
First Industrial Realty Trust Inc 5,625 268
Gaming and Leisure Properties Inc 16,530 753
Goodman Group 8,321 114
HealthCo REIT 11,326 11
Industrial & Infrastructure Fund Investment Corp 77 71
InterRent Real Estate Investment Trust 16,100 148
Invincible Investment Corp 469 194
Invitation Homes Inc 14,255 452
Japan Hotel REIT Investment Corp 381 199
Klepierre SA 7,647 187
Lendlease Global Commercial REIT 155,261 62
Link REIT 92,540 452
Mercialys SA 40,674 366

Schedule of Investments
Principal Real Asset Fund
September 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Merlin Properties Socimi SA 21,381 $ 180
Minto Apartment Real Estate Investment Trust
(d)
6,200 62
Mitsubishi Estate Logistics REIT Investment Corp 30 75
National Health Investors Inc 6,012 309
National Storage REIT 61,593 86
Nexus Industrial REIT 47,400 251
Plymouth Industrial REIT Inc 8,031 168
Prologis Inc 6,816 765
Rexford Industrial Realty Inc 7,279 359
Sabra Health Care REIT Inc 33,893 472
Safestore Holdings PLC 13,965 125
Saul Centers Inc 1,964 69
Scentre Group 92,933 146
Segro PLC 25,204 220
Sekisui House Reit Inc 384 214
SF Real Estate Investment Trust 120,000 39
Spirit Realty Capital Inc 3,850 129
Stockland 109,714 275
Sun Communities Inc 3,947 467
Ventas Inc 21,481 905
VICI Properties Inc 18,783 547
Welltower Inc 7,408 607
$ 15,691
Transportation - 0 .68%
Union Pacific Corp 2,381 485
West Japan Railway Co 12,903 534
$ 1,019
Water - 0 .67%
Pennon Group PLC 52,448 374
Severn Trent PLC 14,691 424
United Utilities Group PLC 17,942 207
$ 1,005
TOTAL COMMON STOCKS $ 35,037
CONVERTIBLE PREFERRED STOCKS
- 0 .04 % Shares Held Value (000's)
REITs - 0 .04%
RPT Realty 7.25%
(e)
1,150 $ 59
TOTAL CONVERTIBLE PREFERRED STOCKS $ 59
PREFERRED STOCKS - 0 .26 % Shares Held Value (000's)
Electric - 0 .26%
Centrais Eletricas Brasileiras SA 1.49% 48,204 $ 387
TOTAL PREFERRED STOCKS $ 387
BONDS - 3 .28%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3 .28%
BANK 2020-BNK25
3.47%, 01/15/2063
(f)
$ 447 $ 309
BBCMS Mortgage Trust 2022-C17
4.89%, 09/15/2055
(f)
250 206
Benchmark 2019-B11 Mortgage Trust
3.00%, 05/15/2052
(d)
310 180
3.78%, 05/15/2052 500 410
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(d),(f),(g)
1,750 77
Benchmark 2020-B20 Mortgage Trust
1.66%, 10/15/2053
(d),(f),(g)
3,250 263
Benchmark 2021-B23 Mortgage Trust
1.37%, 02/15/2054
(f),(g)
2,476 152
Benchmark 2021-B28 Mortgage Trust
1.49%, 08/15/2054
(d),(f),(g)
4,000 324
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(d)
1,000 464
Freddie Mac Multifamily Structured Pass Through
Certificates
2.53%, 03/25/2049
(f),(g)
6,890 568
GS Mortgage Securities Trust 2013-GCJ14
4.40%, 08/10/2046
(d),(f)
539 450
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.67%, 10/15/2048
(d),(f)
$ 1,000 $ 749
Morgan Stanley Capital I Trust 2019-H7
1.44%, 07/15/2052
(f),(g)
4,999 262
Morgan Stanley Capital I Trust 2020-HR8
2.70%, 07/15/2053 189 134
Wells Fargo Commercial Mortgage Trust 2020-C56
1.52%, 06/15/2053
(f),(g)
5,515 323
$ 4,871
TOTAL BONDS $ 4,871
Total Investments $ 148,640
Other Assets and Liabilities -  0.08% 115
TOTAL NET ASSETS - 100.00% $ 148,755
(a) 1-day yield shown is as of period end.
(b) Non-income producing security
(c) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,569 or 1.73% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
Portfolio Summary
Sector Percent
Financial 37 .65%
Consumer, Non-cyclical 20 .59%
Energy 14 .49%
Utilities 8 .34%
Exchange-Traded Funds 7 .59%
Materials 5 .68%
Mortgage Securities 3 .28%
Money Market Funds 1 .27%
Industrial 1 .03%
Basic Materials 0 .00%
Other Assets and Liabilities
0 .08%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Real Asset Fund
September 30, 2023 (unaudited)
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 09/28/2023 $ 4,304 $ 4,428 N/A 2.98%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 4,003 90 2.69%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 - 06/27/2022 7,996 8,430 N/A 5.67%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 7,444 8,444 90 5.68%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 04/18/2023 5,981 5,945 N/A 3.99%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 10,549 N/A 7.09%
FDR PELF SCA, SICAV-RAIF
(g)
12/01/2022 6,610 5,697 90 3.83%
GDIF US Hedged Feeder Fund, LP
(h)
04/23/2021 - 08/17/2022 6,115 6,527 N/A 4.39%
Hancock Timberland and Farmland Fund, LP
(i)
08/12/2020 - 04/20/2023 13,000 12,913 N/A 8.68%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(j)
06/27/2022 8,000 9,617 90 6.46%
PGIM Real Estate US Debt Fund, LP
(k)
04/30/2021, 06/30/2021 5,315 5,231 N/A 3.52%
UBS AgriVest Farmland Fund
(l)
07/01/2020 - 01/03/2023 5,147 5,701 60 3.83%
UBS Trumbull Property Growth & Income Fund
(m)
07/01/2020 - 12/30/2021 7,631 7,616 60 5.12%
Total $ 95,101 63.93%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(i) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(j) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(k) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(l) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(m) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Financial Highlights
(unaudited)
See accompanying notes.

Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL REAL ASSET FUND
(c)
Class A shares
September 30, 2023(d) $ 25.40 $ 0.27 ( $ 0.86) ( $ 0.59) ( $ 0.24) $ – $ – ( $ 0.24) $ 24.57
March 31, 2023 28.09 0.63 (1.54) (0.91) (0.41) (1.37) – (1.78) 25.40
March 31, 2022 26.27 0.33 3.34 3.67 (0.37) (1.48) – (1.85) 28.09
March 31, 2021 19.35 0.49 7.18 7.67 (0.52) (0.23) – (0.75) 26.27
March 31, 2020(l) 25.00 0.36 (5.61) (5.25) (0.35) – (0.05) (0.40) 19.35
Class Y shares
September 30, 2023(d) 25.68 0.33 (0.86) (0.53) (0.27) – – (0.27) 24.88
March 31, 2023 28.31 0.76 (1.54) (0.78) (0.48) (1.37) – (1.85) 25.68
March 31, 2022 26.42 0.47 3.36 3.83 (0.42) (1.52) – (1.94) 28.31
March 31, 2021 19.39 0.62 7.20 7.82 (0.55) (0.24) – (0.79) 26.42
March 31, 2020(l) 25.00 0.47 (5.64) (5.17) (0.39) – (0.05) (0.44) 19.39
Institutional shares
September 30, 2023(d) 25.48 0.30 (0.86) (0.56) (0.27) – – (0.27) 24.65
March 31, 2023 28.15 0.64 (1.46) (0.82) (0.48) (1.37) – (1.85) 25.48
March 31, 2022 26.33 0.42 3.33 3.75 (0.41) (1.52) – (1.93) 28.15
March 31, 2021 19.36 0.56 7.20 7.76 (0.55) (0.24) – (0.79) 26.33
March 31, 2020(l) 25.00 0.41 (5.61) (5.20) (0.39) – (0.05) (0.44) 19.36

Financial Highlights (Continued)
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.62) % (e),(f),(g) $ 828 1.53% (h),(i) 1.49% (h),(i) 2.11% (h) 27.6% (h)
(2.13) (f),(g),(j) 754 1.70 (i) 1.66 (i) 2.41 39.8
12.58 (f),(g),(k) 372 1.91 (i) 1.88 (i) 1.19 45.4
39.63 (f),(g) 276 1.67 (i) N/A 2.11 56.0
(21.27) (e),(g) 197 1.94 (h),(i) N/A 1.87 (h) 56.8 (h)
(1.36) (e) 137,281 1.03 (h),(i) 0.99 (h),(i) 2.58 (h) 27.6 (h)
(1.62) (f),(j) 148,223 1.24 (i) 1.20 (i) 2.84 39.8
13.13 (f),(k) 187,063 1.41 (i) 1.38 (i) 1.69 45.4
40.36 (f) 162,855 1.17 (i) N/A 2.61 56.0
(20.98) (e) 98,501 1.43 (h),(i) N/A 2.47 (h) 56.8 (h)
(1.45) (e) 10,646 1.23 (h),(i) 1.19 (h),(i) 2.40 (h) 27.6 (h)
(1.82) (f),(j) 10,753 1.30 (i) 1.26 (i) 2.48 39.8
12.93 (f),(k) 627 1.63 (i) 1.60 (i) 1.54 45.4
40.06 (f) 277 1.37 (i) N/A 2.41 56.0
(21.10) (e) 197 1.64 (h),(i) N/A 2.17 (h) 56.8 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes interest expense and commitment fees charged on borrowings. See "Operating Policies" in notes to financial statements.
(c) Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.
(d) Six months ended September 30, 2023.
(e) Total return amounts have not been annualized.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(h) Computed on an annualized basis.
( i ) Reflects Manager's contractual expense limit.
(j) Total returns calculated using the reported net asset values as of March 31, 2023 are (3.11)%, (2.64)% and (2.80)% for Class A, Class Y and Institutional,
respectively.
(k) Total returns calculated using the reported net asset values as of March 31, 2022 are  14.32%, 14.86%, and 14.62% for Class A, Class Y, and Institutional,
respectively.
(l) Period from June 25, 2019, date operations commenced, through March 31, 2020.

Shareholder Expense Example
Principal Real Asset Fund
September 30, 2023 (unaudited)

As a shareholder of Principal Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Diversified
Select Real Asset Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 to
September 30, 2023 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
April 1, 2023
Ending Account
Value
September 30,
2023
Expenses Paid
During Period
April 1, 2023 to
September 30,
2023
(a)
Beginning
Account Value
April 1, 2023
Ending Account
Value
September 30,
2023
Expenses Paid
During Period
April 1, 2023 to
September 30,
2023
(a)
Annualized
Expense
Ratio
Principal Real Asset Fund
Class A $ 1,000.00 $ 983.81 $ 7.59 $ 1,000.00 $ 1,017.35 $ 7.72 1.53%
Class Y 1,000.00 986.36 5.11 1,000.00 1,019.85 5.20 1.03
Institutional 1,000.00 985.45 6.11 1,000.00 1,018.85 6.21 1.23
Principal Real Asset Fund (Excluding Interest Expense Fees)
Class A 1,000.00 983.81 7.39 1,000.00 1,017.55 7.52 1.49
Class Y 1,000.00 986.36 4.92 1,000.00 1,020.05 5.00 0.99
Institutional 1,000.00 985.45 5.91 1,000.00 1,019.05 6.01 1.19
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Trustees of Principal Real Asset Fund (“PRA” or the “Fund”) considered the renewal of the Management Agreement and various sub-advisory agreements for the Fund.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 13, 2023 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for the Fund.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC
(the “Manager”) and PRA; and (2) the Sub-Advisory Agreements between the Manager and each of ClearBridge Investments (North America)
Pty Limited and Principal Real Estate Investors, LLC (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory
Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Fund, including undertakings to cap Fund expenses and/or waive management fees for the Fund. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interest of the Fund. In addition, the Board considered the following factors for the Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for the Fund, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-Advisors emphasizes the selection of
Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of the Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. The Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for the Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the
Manager. The Board also considered the compliance program established by the Manager for the Fund, the quality of that program and the level of compliance attained by the Fund. The Board noted that they had reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for the Fund and included this information in their consideration of the renewal of the Advisory Agreements.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Fund under the Management Agreement was satisfactory.
Investment Performance
The Board reviewed the Fund’s investment performance for a period starting at the Fund’s inception and ending on March 31, 2023 and compared performance information based upon data provided by Refinitiv. The Board also considered whether investment results were consistent with a Fund’s investment objective and policies. For the Fund, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. The Board considered the Manager’s due diligence process for evaluating the performance of the Fund and the Sub-
Advisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors at the appropriate time, if necessary, subject to
Board oversight.

Investment Management Fees
The Board considered the Fund’s contractual and effective management fee rate. For the Fund, the Board received certain information from
Broadridge. The Board received information comparing the Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for PRA, to investment advisory fee rates, non-
management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”).
In evaluating the management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and nonfund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2022.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to the Fund the services described in the Management Agreement for the year ended December 31, 2022.
The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to an affiliated Sub-Advisor
(Principal Real Estate Investors LLC) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31,
2022. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager's returns on revenue from the reductions of the Fund’s effective management fee rates described above and the reductions of the Fund’s effective sub-advisory fee rates described below. The Board concluded that the profitability to the Manager under the management agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2022 and the
Manager’s representation that the Fund is initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the
Fund as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for the Fund under the
Management Agreement is reasonable in relation to the asset size of the Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of any economies of scale.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Fund. The Board noted that the Manager uses fund commissions to buy Section 28(e) eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the Fund under the Sub-Advisory Agreements are satisfactory.
Investment Performance
The Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon the Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Fees, Economies of Scale and Profitability
The Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For the Fund, the Board received certain information from Broadridge comparing the Fund’s sub-
advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to the Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated
Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-Advisor. The
Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of the Fund.

FUND BOARD OF TRUSTEES AND OFFICERS
The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of
1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 126 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

INTERESTED BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
126 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Global Investors, LLC (“PGI”) 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
Director since 2019
President-Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
Principal Financial Group, Inc. (“PFGI”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Life Insurance Company (“PLIC”)
Senior Executive Managing Director – Global
Head of Investments – Principal Asset Management
(“PAM”) since 2023
Senior Executive Director and Chief Operating
Officer - PAM (2022-2023)
Senior Executive Director and Chief Operating
Officer - PGI (2020-2022)
President-Principal Funds (2019-2020)
Post Advisory Group, LLC (“Post”)
Director since 2020
Principal Real Estate Investors, LLC (“PREI”)
Senior Executive Director and Chief Operating
Officer - PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management (“Spectrum”)
Director since 2021
Origin Asset Management (“Origin”)
Additional Director since 2022
OppenheimerFunds
Senior Vice President (2011-2019)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Patrick G. Halter PGI 126 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – PAM) since
2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
PREI
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin
Director (2018-2019)
Kenneth A. McCullum PGI 126
Board Member since 2023
1964
Director since 2020
PFGI, PFSI, and PLIC
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)
Principal Securities, Inc. (“PSI”)
Director since 2020
PSS
Director since 2020

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
George Djurasovic
General Counsel
Des Moines, IA 50392
1971
Vice President/General Counsel PAM, PGI since
2022
Vice President/General Counsel PAM, PFGI since
2022
Vice President/General Counsel PAM, PFSI since
2022
Vice President/General Counsel PAM, PLIC since
2022
Global Chief Compliance Officer, Artisan Partners
Limited
Partnership (2013-2022)
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, Business Owner
Ecosystem, Inc. (“BOE - formerly, RobustWealth,
Inc.”) since 2018
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFGI since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, PSI since 2016
Vice President and Treasurer, PSS since 2016
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary – Fund
Complex (2018-2023)
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer – Fund Complex
(2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant General Counsel and Assistant
Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel, PGI since 2018
Counsel, PLIC since 2006
John L. Sullivan
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated August 1, 2023 (and as supplemented). These documents may be obtained free of charge by writing Principal Real Asset Fund, P.O. Box 219971, Kansas City, MO
64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com / IntervalP rospectuses .
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Real
Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | INF100SAR-04 | 11/2023 | 3171802

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Real Asset Fund

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	11/15/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	11/15/2023

By	/s/ Michael Scholten
              Michael Scholten, Chief Financial Officer

Date	11/15/2023